Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012 Lease	Dec. 27, 2011	Dec. 28, 2010
Commitment And Contingencies [Line Items]
Number of leases	5
Lease Expiration Date	2016
Expenses incurred for guarantees		$ 130	$ 280
Maximum potential amount of future payments	1,997
Outstanding letters of credit	976
Restricted cash Collateralized	215
Outstanding revolving credit facility	$ 761